 T. ROWE PRICE
Corporate Income Fund, Inc.

 Supplement to prospectus dated October 1, 1998
   To reflect the retirement of Peter Van Dyke as Chairman of the fund's advisory committee, the Portfolio Management paragraph on page 17 of the prospectus will be replaced with the following, effective immediately:

   Portfolio Management
   The fund has an Investment Advisory Committee with the following members:
   Robert M. Rubino, Chairman, Steven G. Brooks, Heather R. Landon, Alan D. Levenson, William T. Reynolds, and Mark J. Vaselkiv. The committee chairman has day-to-day responsibility for managing the fund and works with the committee in developing and executing the fund's investment program. Mr. Rubino was appointed chairman of the fund's committee in 1998. He joined T. Rowe Price in 1987 and has been managing investments since 1993.

 The date of this supplement is December 31, 1998.
                                                                F03-041 12/31/98

 T. ROWE PRICE
GNMA Fund

 Supplement to prospectus dated October 1, 1998
   To reflect the retirement of Peter Van Dyke as Chairman of the fund's advisory committee, the Portfolio Management paragraph on page 17 of the prospectus will be replaced with the following, effective immediately:

   Portfolio Management
   The fund has an Investment Advisory Committee with the following members:
   Deborah L. Boyer, Chairman, Connice A. Bavely, Heather R. Landon, James M. McDonald, Edmund M. Notzon, and William T. Reynolds. The committee chairman has day-to-day responsibility for managing the fund and works with the committee in developing and executing the fund's investment program. Ms. Boyer became chairman of the fund's committee in 1998. She joined T. Rowe Price in 1996 and from 1993-1996 was an assistant vice president and government bond trader for First Chicago Capital Markets.

 The date of this supplement is December 31, 1998.
                                                                F70-041 12/31/98
 T. ROWE PRICE
 New Income Fund, Inc.

 Supplement to prospectus dated October 1, 1998
   To reflect the retirement of Peter Van Dyke as Chairman of the fund's advisory committee, the Portfolio Management paragraph on page 17 of the prospectus will be replaced with the following, effective immediately:

   Portfolio Management
   The fund has an Investment Advisory Committee with the following members:
   William T. Reynolds, Chairman, Connice A. Bavely, Steven G. Brooks, Heather
   R. Landon, Alan D. Levenson, Edmund M. Notzon, Robert M. Rubino, and Gwendolyn G. Wagner. The committee chairman has day-to-day responsibility for managing the fund and works with the committee in developing and executing the fund's investment program. Mr. Reynolds became chairman of the fund's committee in 1998. He joined T. Rowe Price in 1981 and has been managing investments since 1978.

 The date of this supplement is December 31, 1998.
                                                                F43-044 12/31/98
 T. ROWE PRICE
Personal Strategy Funds, Inc.
   T. Rowe Price Personal Strategy Income Fund
   T. Rowe Price Personal Strategy Balanced Fund
   T. Rowe Price Personal Strategy Growth Fund

 Supplement to prospectus dated October 1, 1998

   To reflect the retirement of Peter Van Dyke as Chairman of the Personal Strategy Funds' Asset Allocation and Investment Advisory Committees and to make other changes to the committees, the Portfolio Management paragraphs on page 18 of the prospectus will be replaced with the following, effective immediately:

   Portfolio Management
   The funds' investments are guided by two committees. An Asset Allocation Committee meets regularly to determine the asset allocation of the three funds among stocks, bonds, and money market securities. Committee members include M. David Testa, Chairman, Stephen W. Boesel, John H. Laporte, Edmund
   M. Notzon, William T. Reynolds, and Brian C. Rogers. The Asset Allocation Committee has been acting in this role for T. Rowe Price since 1990 and its members bring a wide range of investment experience to this task.

   Day-to-day responsibility for managing the funds' investments lies with an Investment Advisory Committee comprising Messrs. Notzon, Chairman, Boesel, Reynolds, and Testa, Donald J. Peters, Larry J. Puglia, and Richard T. Whitney. The committee chairman works with the committee in developing and executing the funds' investment programs. Mr. Notzon has been managing investments for T. Rowe Price since 1989.

 The date of the above supplement is December 31, 1998


   Table 3 on page 6 of the prospectus is amended as follows: under the Growth Fund, the fee waiver/expense reimbursement is incorrectly listed as 0.62%. The correct fee waiver/expense reimbursement is 0.11%.

  Table 3  Fees and Expenses of the Funds
                                   Annual fund operating expenses /a/
                             (expenses that are deducted from fund assets)
                 Management   Other    Total annual fund   Fee waiver/expense  Net
                    fee      expenses  operating expenses    reimbursement     expenses

   Income /b/        0.47%      0.63%          1.10%       0.15%               0.90%
   Balanced /c/      0.60       0.45           1.05          -                 1.05
   Growth /d/        0.62       0.59           1.21        0.11                1.10
  ---------------------------------------------------------------------------------------


 The date of the above supplement is October 1, 1998
                                                                C11-045 12/31/98
 T. ROWE PRICE
Summit Funds, Inc.
   T. Rowe Price Summit Cash Reserves Fund
   T. Rowe Price Summit Limited-Term Bond Fund
   T. Rowe Price Summit GNMA Fund

 Supplement to prospectus dated March 1, 1998


   To reflect the retirement of Peter Van Dyke as Chairman of the Summit GNMA Fund's advisory committee and to make other changes to the committees, the Portfolio Management paragraphs on page 22 of the prospectus will be replaced with the following, effective immediately:

   Portfolio Management
   Each fund has an Investment Advisory Committee whose chairman has day-to-day responsibility for managing the fund and works with the committee in developing and executing the fund's investment program. The Investment Advisory Committees comprise the following members:

  . Cash Reserves Fund  Edward A. Wiese, Chairman, Patrice Berchtenbreiter Ely,
   Brian E. Burns, Robert P. Campbell, James M. McDonald, Joan R. Potee, Robert
   M. Rubino, and Gwendolyn G. Wagner. Mr. Wiese joined T. Rowe Price in 1984 and has been managing investments since 1985.

  . Limited-Term Bond Fund  Edward A. Wiese, Chairman, Robert P. Campbell,
   Christy M. DiPietro, Charles B. Hill, Cheryl A.Mickel, Robert M. Rubino, Thomas E. Tewksbury, and Gwendolyn G. Wagner. Mr. Wiese joined T. Rowe Price in 1984 and has been managing investments since 1985.

  . GNMA Fund  Deborah L. Boyer, Chairman, Connice A. Bavely, Heather R.
   Landon, James M. McDonald, Edmund M. Notzon, and Gwendolyn G. Wagner. Ms. Boyer joined T. Rowe Price in 1996, and from 1993 - 1996 was an assistant vice president and government bond trader for First Chicago Capital Markets.

 The date of this supplement is December 31, 1998
                                                                C09-041-12/31/98
 T. ROWE PRICE
Spectrum Fund, Inc.
   Spectrum Income Fund
   Spectrum Growth Fund

 Supplement to prospectus dated May 1, 1998
   To reflect the retirement of Peter Van Dyke as Chairman of the Spectrum Income and Growth Funds' advisory committee, the Portfolio Management paragraph on page 22 of the prospectus will be replaced with the following, effective immediately:

   Portfolio Management: Spectrum Income and Spectrum Growth Funds
   Spectrum Income and Spectrum Growth Funds have an Investment Advisory Committee with the following members: Edmund M. Notzon, Chairman, Stephen
   W. Boesel, John H. Laporte, William T. Reynolds, Brian C. Rogers, and M. David Testa. The committee chairman has day-to-day responsibility for managing the Spectrum Income and Spectrum Growth Funds and works with the committee in developing and executing these funds' investment programs. Mr. Notzon became chairman of the committee in 1998. He has been managing investments for T. Rowe Price since 1989.

 The date of this supplement is December 31, 1998.
                                                                C08-041 12/31/98
 T. ROWE PRICE
U.S. Treasury Funds, Inc.
   U.S. Treasury Money Fund
   U.S. Treasury Intermediate Fund
   U.S. Treasury Long-Term Fund

 Supplement to prospectus dated October 1, 1998


   To reflect the retirement of Peter Van Dyke as Chairman of the U.S. Treasury Intermediate and Long-Term Funds' advisory committees and to make other changes to the committees, the Portfolio Management paragraphs on page 18 of the prospectus will be replaced with the following, effective immediately:

   Portfolio Management
   Each fund has an Investment Advisory Committee whose chairman has day-to-day responsibility for managing the fund and works with the committee in developing and executing the fund's investment program. The Investment Advisory Committees comprise the following members:

  . Money Fund  Edward A. Wiese, Chairman, Patrice Berchtenbreiter Ely, Brian E.
   Burns, Robert P. Campbell, James M. McDonald, Joan R. Potee, and Gwendolyn G. Wagner. Mr. Wiese has been chairman of the Money Fund's committee since 1990. He joined T. Rowe Price in 1984 and has been managing investments since 1985.

  . Intermediate Fund  Cheryl A. Mickel, Chairman, Connice A. Bavely, Jerome A.
   Clark, Heather R. Landon, Alan D. Levenson, and William T. Reynolds. Ms. Mickel became chairman of the Intermediate Fund's committee in 1998. She joined T. Rowe Price in 1989 and has been managing investments since 1997.

   Long-Term Fund Jerome A. Clark, Chairman, Connice A. Bavely, Heather R. Landon, Alan D. Levenson, Cheryl A. Mickel, and William T. Reynolds. Mr. Clark became chairman of the Long-Term Fund's committee in 1998. He joined T. Rowe Price in 1992 and has been managing investments since 1993.

 The date of this supplement is December 31, 1998
                                                                C07-041 12/31/98
 T. ROWE PRICE
Short-Term U.S. Government Fund, Inc.

 Supplement to prospectus dated October 1, 1998
   To reflect the retirement of Peter Van Dyke as Chairman of the fund's advisory committee, the Portfolio Management paragraph on page 17 of the prospectus will be replaced with the following, effective immediately:

   Portfolio Management
   The fund has an Investment Advisory Committee with the following members:
   Heather R. Landon, Chairman, James M. McDonald, Edmund M. Notzon, William T. Reynolds, and Gwendolyn G. Wagner. The committee chairman has day-to-day responsibility for managing the fund and works with the committee in developing and executing the fund's investment program. Ms. Landon was appointed chairman of the committee in 1998. She joined T. Rowe Price in 1979 and has been managing investments since 1986.

 The date of this supplement is December 31, 1998.
                                                                F69-041 12/31/98
 T. ROWE PRICE
Diversified Small-Cap Growth Fund, Inc.

 Supplement to prospectus dated May 1, 1998, revised to September 30, 1998
   Effective January 1, 1999, footnote b to Table 1 on page 2 of the prospectus will be replaced with the following to reflect the extension of the fund's expense ratio limitation agreement.

 /b/ To limit the fund's expenses during its initial period of operations, T.
   Rowe Price agreed to waive its fees and bear any expenses through December 31, 1998, which would cause the fund's ratio of expenses to average net assets to exceed 1.25%. Effective January 1, 1999, T. Rowe Price agreed to extend this expense limitation for a period of two years through December 31, 2000. Fees waived or expenses paid or assumed under these agreements are subject to reimbursement to T. Rowe Price by the fund whenever the fund's expense ratio is below 1.25%; however, no reimbursement will be made after December 31, 2000 (for the first agreement), or December 31, 2002 (for the second agreement), or if it would result in the expense ratio exceeding 1.25%. Any amounts reimbursed have the effect of increasing fees otherwise paid by the fund. Without this expense limitation, it is estimated that the fund's management fee and total expense ratio would have been 0.67% and 1.61%, respectively.

 The date of this supplement is January 1, 1999.
                                                                  F20-041 1/1/99
 T. ROWE PRICE
International Funds, Inc.
   T. Rowe Price Emerging Markets Bond Fund
   T. Rowe Price Global Bond Fund
   T. Rowe Price International Bond Fund

 Supplement to prospectus dated May 1, 1998
   Effective January 1, 1999, Table 3 on page 4 of the prospectus will be replaced with the following to reflect the extension of the expense ratio limitation agreements for the funds.

 Table 3  Expense Ratio Limitations
                                            Expense Ratio
                         Limitation Period  Limitation        Reimbursement Date

  Global Bond /a/        1/1/99-12/31/00    1.00%                12/31/02
                         ------------------------------------------------------
  Emerging Markets Bond  1/1/99-12/31/00    1.25%                12/31/02
  /b/
 ------------------------------------------------------------------------------


 /a/Previously, the Global Bond Fund operated under a 1.20% expense ratio limitation that expired December 31, 1997. Effective January 1, 1998, Price-Fleming agreed to extend the limitation period through December 31, 1998, and lower the expense limitation to 1.00%. Fees waived or expenses assumed under these agreements are subject to reimbursement to Price-Fleming by the fund whenever the fund's expense ratio is below 1.20% (for the first agreement), or below 1.00% (for the second agreement). However, no reimbursement will be made after December 31, 1999 (for the first agreement), or December 31, 2000 (for the second agreement), or if it would result in the expense ratio exceeding 1.20% (for the first agreement), or 1.00% (for the second agreement).

 /b/
   Previously, the Emerging Markets Bond Fund operated under a 1.25% limitation that expired December 31, 1996. Effective January 1, 1997, Price-Fleming agreed to extend the limitation period through December 31, 1998. Fees waived or expenses assumed under these agreements are subject to reimbursement to Price-Fleming by the fund whenever the fund's expense ratio is below 1.25%. However, no reimbursement will be made after December 31, 2000, or if it would result in the expense ratio exceeding 1.25%.

 The date of the above supplement is January 1, 1999.


   Effective September 11, 1998, the following section entitled 1999: The Year of the Euro Currency will be inserted after the Foreign Currency Transactions section on page 31 of the prospectus:

   1999: The Year of the Euro Currency
   On the first business day of 1999, several major European countries will officially inaugurate the European Economic and Monetary Union (EMU) and adopt the euro as a single European currency backed by the European Central Bank. The event could be one of the most significant financial developments of the century, creating a vast economic and currency bloc equal to the U.S. in size and power. Since the EMU has far-reaching implications for investors and funds with exposure to European securities, it is important for you to understand what is taking place.

   The currencies of the original participating countries will become fixed rate units of the euro, much the same as the nickel, dime, quarter, and half dollar are denominations of the U.S. dollar. The exchange rates versus the euro were set in May and will officially be determined by the end of 1998.

    Country       Currency     Euro Rate

    Austria       Schilling       13.91
    Belgium       Franc           40.78
    Finland       Mark             6.01
    France        Franc            6.63
    Germany       Mark             1.98
    Ireland       Punt             0.80
    Italy         Lira          1958.00
    Luxembourg    Franc           40.78
    Netherlands   Guilder          2.23
    Portugal      Escudo         202.70
    Spain         Peseta         168.20


   Source: The Wall Street Journal, May 4, 1998.

       -OVER-

   Beginning in January 1999, some European holdings will be redenominated in euros, particularly government securities. The face value of other investments might remain in the existing national currencies for a time, but they will be priced, settled, and valued in euros by stock exchanges and other agencies. Thus, some of the European holdings in your funds will be valued in euros.

   This will not affect the investment value of your funds in U.S. dollar terms, since the euro will be converted into the dollar in the same way deutschemarks, francs, lire, and other European currencies are currently converted at the prevailing exchange rates.

   During the transition period, which lasts from January 1, 1999, until June 30, 2002, other countries that have moved to adopt the economic terms of the Maastricht Treaty of 1993 will be able to participate in the EMU. The primary criteria for joining are:

  . a sustainable budget deficit less than 3% of GDP;

  . public debt less than 60% of GDP;

  . low inflation and interest rates; and

  . no currency devaluations within two years of application.

   Some of the original participants are not totally compliant with these terms but are expected to embrace them by 2002. Countries joining later may have to be in strict accord before entering the EMU, or at least be well along the path to achieving them. So far, the transition seems to be progressing smoothly, but there has been resistance to some of the more stringent terms. French Socialists, in particular, would prefer to maintain heavy government subsidies for social programs. Therefore, the jury is still out on whether complete economic and monetary convergence will be attained as planned.

   Assuming all goes well, the national currencies of participating countries will cease to exist and all accounting will be in euros following the transition period. However, regardless of whether or not full convergence is realized on the date specified, we do not expect pricing in euros to have any special impact on the value of your investment. Of course, problems could develop that might be unfavorable for the fund, but we do not anticipate them at this time.



 The date of the above supplement is September 11, 1998.
                                                                  C02-041 1/1/99